EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Pension Benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	$ 1,722	$ 1,622
Interest cost	4,655	4,947
Expected return on assets	(5,336)	(5,077)
Amortization of prior service cost (credit)	0	0
Amortization of net loss	3,392	2,737
Net periodic benefit cost	4,433	4,229
Other Postretirement Benefit Plan [Member]
Components of net periodic benefit cost [Abstract]
Service cost	165	149
Interest cost	565	601
Expected return on assets	(564)	(531)
Amortization of prior service cost (credit)	(415)	(415)
Amortization of net loss	420	261
Net periodic benefit cost	$ 171	$ 65